Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Nonaccrual/NPLs	$ 2,903	[1]	$ 4,110	[2]
OREO	479	[3]	596	[3]
Other repossessed assets	10		52
Total nonperforming assets	3,392		4,758
Commercial Portfolio Segment
Nonaccrual/NPLs	926	[1]	1,887	[2]
Commercial Portfolio Segment | Commercial and Industrial
Nonaccrual/NPLs	348	[1]	584	[2]
Commercial Portfolio Segment | Commercial Real Estate
Nonaccrual/NPLs	288	[1]	342	[2]
Commercial Portfolio Segment | Commercial Construction
Nonaccrual/NPLs	290	[1]	961	[2]
Residential Mortgage Loans
Nonaccrual/NPLs	1,950	[1]	2,188	[2]
Residential Mortgage Loans | Residential Nonguaranteed
Nonaccrual/NPLs	1,392	[1],[4]	1,543	[2],[5]
Residential Mortgage Loans | Home Equity
Nonaccrual/NPLs	338	[1]	355	[2]
Residential Mortgage Loans | Residential Construction
Nonaccrual/NPLs	220	[1]	290	[2]
Consumer Portfolio Segment
Nonaccrual/NPLs	27	[1]	35	[2]
Consumer Portfolio Segment | Consumer Other Direct
Nonaccrual/NPLs	7	[1]	10	[2]
Consumer Portfolio Segment | Consumer Indirect
Nonaccrual/NPLs	$ 20	[1]	$ 25	[2]

[1]	Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[2]	Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.
[3]	Does not include foreclosed real estate related to loans insured by the FHA or the VA. Proceeds due from the FHA and the VA are recorded as a receivable in other assets until the funds are received and the property is conveyed. The receivable amount related to proceeds due from the FHA or the VA totaled $132 million and $195 million at December 31, 2011 and 2010, respectively.
[4]	Includes $431 million of loans carried at fair value.
[5]	Includes $488 million of loans carried at fair value.